ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	May 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Conversion of stock, shares converted		13,855,239
Common stock, par value	[1]	$ 0.0001	$ 0.0001
Common stock, value		$ 1,859	$ 1,386
Weighted-average number of ordinary shares outstanding basic		16,788,342	14,329,371	14,761,546
Weighted-average number of ordinary shares outstanding diluted		16,788,342	14,329,371	14,761,546
Previously Reported [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Weighted-average number of ordinary shares outstanding basic			25,280,472	26,042,934
Weighted-average number of ordinary shares outstanding diluted			25,280,472	26,042,934
MKDWELL (Jiaxing) Electronic Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage				42.00%
MKD Taiwan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage			37.64%			42.00%
Cetus Capita and MKD Taiwan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		62.36%			62.36%

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reverse Recapitalization (Note 1). The Pre-delivery Shares were not considered outstanding and therefore excluded from basic and diluted loss per share calculation (Note 14).